Other Intangible Assets Level 4 - Expected Pre-tax Amortization Expense (Details) $ in Millions	Dec. 31, 2019 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 6
Finite-Lived Intangible Assets, Amortization Expense, Year Two	6
Finite-Lived Intangible Assets, Amortization Expense, Year Three	6
Finite-Lived Intangible Assets, Amortization Expense, Year Four	2
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 0